Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Company's Restricted Stock

The following is a summary of the status of the Company’s restricted shares, and changes therein during the twelve months ended December 31, 2019:

	December 31, 2019
	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of period	39,970	$19.10
Granted	21,106	20.65
Vested	(16,557)	17.31
Forfeited	(492)	22.41
Nonvested at end of period	44,027	20.48

The following is a summary of the status of the Company’s awarded restricted shares as of December 31, 2019:

At December 31, 2019
Date of Award	Shares	Remaining Expense	Remaining Vesting Period (Years)
January 15, 2016	4,108	$21	1.00
March 20, 2017	3,725	—	0.00
March 20, 2017	3,581	49	2.00
April 10, 2018	5,282	47	1.00
April 10, 2018	6,225	93	3.00
March 14, 2019	10,188	130	2.00
March 14, 2019	10,918	158	4.00
	44,027	$498	2.25